Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Total Return Government Bond Fund
Entity Central Index Key	0000946868
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000024616
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Government Bond Fund
Class Name	Institutional Shares
Trading Symbol	FTRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Total Return Government Bond Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 189,150,337
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$189,150,337 Number of Investments98 Portfolio Turnover24% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)22%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	0.7%
U.S. Government Agency Securities	3.2%
U.S. Government Agency Commercial Mortgage-Backed Securities	5.2%
U.S. Treasury Securities	43.0%
U.S. Government Agency Mortgage-Backed Securities	47.5%

Material Fund Change [Text Block]
C000170835
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Government Bond Fund
Class Name	Class R6 Shares
Trading Symbol	FTGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Total Return Government Bond Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 189,150,337
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$189,150,337 Number of Investments98 Portfolio Turnover24% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)22%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	0.7%
U.S. Government Agency Securities	3.2%
U.S. Government Agency Commercial Mortgage-Backed Securities	5.2%
U.S. Treasury Securities	43.0%
U.S. Government Agency Mortgage-Backed Securities	47.5%

Material Fund Change [Text Block]
C000024617
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Government Bond Fund
Class Name	Service Shares
Trading Symbol	FTGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Total Return Government Bond Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 189,150,337
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$189,150,337 Number of Investments98 Portfolio Turnover24% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)22%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	0.7%
U.S. Government Agency Securities	3.2%
U.S. Government Agency Commercial Mortgage-Backed Securities	5.2%
U.S. Treasury Securities	43.0%
U.S. Government Agency Mortgage-Backed Securities	47.5%

Material Fund Change [Text Block]